Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 11,402,935	$ 5,901,899	$ 21,241,015	$ 17,285,302	$ 22,927,415	$ 16,683,570
Telecommunication Products And Services [Member]
Disaggregation of Revenue [Line Items]
Revenues			14,673,364	6,730,108
Sms [Member]
Disaggregation of Revenue [Line Items]
Revenues			6,317,651	10,423,776	14,138,720	13,439,390
Big Data [Member]
Disaggregation of Revenue [Line Items]
Revenues			$ 250,000	$ 131,418	131,418	33,077
Mobile Recharge [Member]
Disaggregation of Revenue [Line Items]
Revenues					$ 8,657,277	$ 3,211,103